ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

The following table summarizes the components of the Company’s accounts receivable as of date presented:

	December 31,	December 31,
	2025	2024
Accounts receivable - consulting	$32,082	$1,803,134
Accounts receivable - insurance	801,333	869,629
Accounts receivable - credit card	173,904	92,420
Accounts receivable - other	9,713	4,532
	1,017,032	2,769,715
Allowance for doubtful accounts	-	-
Total	$1,017,032	$2,769,715

As of December 31, 2025 and 2024 accounts receivable – insurance consists of $736,983 and $757,434 with the Japanese government health insurance plan and $64,350 and $112,195 with private insurance companies, respectively.

During the years ended December 31, 2025 and 2024, the Company recorded no bad debt.